August 26, 2005

On August 26, 2005 a Form N-Q for BlackRock Bond Allocation Target Shares was errantly filed under BlackRock Funds codes (Accession Number: 0001193125-05-175146). This was due to an error by our filing agent.

We subsequently filed the Form N-Q under the correct codes for BlackRock Bond Allocation Target Shares (Accession Number: 0001193125-05-175396).

Should anyone have any questions, please call me at (302) 797-2430.

Sincerely,

/s/ WILLIAM MCGINLEY
William McGinley
Treasurer and Principal Financial Officer

100 Bellevue Parkway Wilmington, DE 19809 Tel 302.797.2000